Other Non-financial Assets and Liabilities - Other non-financial assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	$ 100,497,325	$ 192,640,352
Other non-current non-financial assets	238,393,864	78,276,341
Value-added tax credit and other taxes
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	41,702,626	154,017,802
Other non-current non-financial assets	209,515,973	53,771,356
Prepaid expenses
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	55,689,522	36,206,579
Guarantee deposit
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	14,419,852	10,113,848
Water right credits
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	8,399,351	7,289,051
Spare parts with a consumption schedule of more than 12 months
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	3,953,515	3,959,655
Other
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	3,105,177	2,415,971
Other non-current non-financial assets	$ 2,105,173	$ 3,142,431